Changes in consolidated statements of comprehensive income	12 Months Ended
Dec. 31, 2024
Comprehensive income [abstract]
Changes in consolidated statements of comprehensive income
8. Changes in consolidated statements of comprehensive income
The consolidated statements of comprehensive income include the Company’s net income for the year as well as all other valuation adjustments recorded in the Company’s consolidated balance sheet, which under IFRS Accounting Standards are not recorded in the consolidated income statement. These include fair value adjustments on financial instruments, actuarial gains or losses on defined benefit pension plans, and currency translation effects, all net of taxes.
(USD millions)	Note	Fair value adjustments on financial instruments	Actuarial gains/(losses) from defined benefit plans	Hedging reserves	Cumulative currency translation effects	Total value adjustments attributable to Novartis AG shareholders	Non- controlling interest	Total value adjustments

Value adjustments at December 31, 2021		188	-3 968		-407	-4 187	-33	-4 220

Fair value adjustments on equity securities, net of taxes of USD 81 million [1]		-382				-382		-382

Net investment hedge, net of taxes of USD -30 million					91	91		91

Defined benefit plans, net of taxes of USD -104 million			-104			-104	1	-103

Currency translation effects, net of taxes of USD 18 million	8.1				-444	-444	-6	-450

Value adjustments recognized through other comprehensive income in 2022		-382	-104		-353	-839	-5	-844

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of nil		-4				-4		-4

Value adjustments related to divestments, net of taxes of USD -4 million			34			34		34

Value adjustments recognized through equity in 2022		-4	34			30		30

Value adjustments at December 31, 2022		-198	-4 038		-760	-4 996	-38	-5 034

Fair value adjustments on equity securities, net of taxes of USD -6 million [1]		37				37		37

Net investment hedge, net of taxes of USD 19 million					-50	-50		-50

Defined benefit plans, net of taxes of USD 16 million			-160			-160		-160

Currency translation effects, net of taxes of USD -6 million	8.1				1 373	1 373	2	1 375

Value adjustments recognized through other comprehensive income in 2023		37	-160		1 323	1 200	2	1 202

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD -7 million		1				1		1

Value adjustments related to divestments, net of taxes of USD -4 million		2	27			29		29

Value adjustments recognized through equity in 2023		3	27			30		30

Value adjustments at December 31, 2023		-158	-4 171		563	-3 766	-36	-3 802

Fair value adjustments on equity securities, net of taxes of USD -8 million [1]		64				64		64

Cash flow hedge – losses recognized in other comprehensive income, net of taxes of USD 3 million [2]				-24		-24		-24

Net investment hedge, net of taxes of USD -30 million					91	91		91

Defined benefit plans, net of taxes of USD -343 million			2 024			2 024		2 024

Currency translation effects, net of taxes of USD 6 million	8.1				-1 563	-1 563	-3	-1 566

Value adjustments recognized through other comprehensive income in 2024		64	2 024	-24	-1 472	592	-3	589

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD 8 million		-81				-81		-81

Value adjustments recognized through equity in 2024		-81				-81		-81

Value adjustments at December 31, 2024		-175	-2 147	-24	-909	-3 255	-39	-3 294

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement

[2] Includes USD 1 million that was recycled through the income statement as the hedged item has affected interest expense.
8.1) In 2024, net cumulative currency translation losses of USD 5 million were recycled through the income statement as a result of the divestment of subsidiaries.
In 2023, net cumulative currency translation gains of USD 358 million were recycled through the income statement, consisting of USD 357 million as a result of the spin-off of the Sandoz business through a dividend in kind distribution to Novartis AG shareholders (see Note 2), and of USD 1 million as a result of the divestment of subsidiaries.
In 2022, net cumulative currency translation gains of USD 13 million were recycled through the income statement as a result of the divestment of subsidiaries.